As filed with the Securities and Exchange Commission on April 8, 2009
                                    Investment Company Act File Number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
 CONNECTICUT                                                    600 FIFTH AVENUE
 DAILY TAX FREE                                             NEW YORK, N.Y. 10020
 INCOME FUND, INC.                                                (212) 830-5200

================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on December 4, 2008, to approve the extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through April 30, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential  aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Reich & Tang continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk. Most recently, we have shortened the average maturities of our portfolios to be able to react quickly to the changing market conditions, and we will continue to monitor the markets to ensure that liquidity and safety remain our top priorities.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for over 34 years.

Sincerely,

/s/Michael P. Lydon

Michael P. Lydon

President




































--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2009
(UNAUDITED)
================================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 through January 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value  Expenses paid During     Annualized
           Class A Shares                    8/1/08                 1/31/09             the Period*         Expense Ratio*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,005.00             $5.09                1.01%
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00              $1,020.06             $5.13                1.01%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value  Ending Account Value  Expenses paid During     Annualized
           Class B Shares                    8/1/08                 1/31/09             the Period*         Expense Ratio*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,005.90             $4.18                0.83%
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00              $1,020.96             $4.22                0.83%

--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (August 1, 2008 through January 31, 2009), multiplied by 184/366 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity    Interest    Value               Standard
   Amount                                                                        Date         Rate     (Note 1)    Moody's  & Poor's
   ------                                                                        ----         ----     --------    -------  --------
Put Bond (b) (4.75%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilitities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/09     2.25%  $  4,000,000    P-1       A-1+
-----------                                                                                         ------------
  4,000,000   Total Put Bond                                                                           4,000,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (10.15%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,050,000   City of New Haven, CT - 2002 Series A
              LOC Landesbank Hessen-Thuringen Girozentrale                      03/10/09     0.70%    $4,050,000    P-1       A-1+
  2,000,000   City of New Haven, CT - 2002 Series A
              LOC Landesbank Hessen-Thuringen Girozentrale                      04/02/09     0.35      2,000,000    P-1       A-1+
  2,500,000   State of Connecticut HEFA (Yale University) - Series S            03/05/09     0.25      2,500,000    P-1       A-1+
-----------                                                                                         ------------
  8,550,000   Total Tax Exempt Commercial Paper                                                        8,550,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (21.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   City of Danbury, CT GO - Issue 2008                               07/30/09     1.45%    $4,030,040    MIG-1     SP-1+
  1,355,000   City of Meriden, CT GO - Issue 2008 (c)                           08/01/09     1.70      1,370,260
  3,500,000   Commonwealth of Puerto Rico TRAN - Series 2009A-4
              LOC KBC Bank, N.A.                                                07/30/09     2.39      3,514,424    MIG-1     SP-1+
  4,000,000   State of Connecticut State Revolving Fund General RB
              2008 Series A (c)                                                 02/01/09     1.50      4,000,000
  2,900,000   Town of Beacon Falls, CT GO BAN  (c)                              07/23/09     1.55      2,906,046
    425,000   Town of Beacon Falls, CT GO BAN  (c)                              07/23/09     2.05        425,887
  2,000,000   Town of Windsor Locks, CT BAN (c)                                 11/04/09     0.50      2,014,880
-----------                                                                                         ------------
 18,180,000   Total Tax Exempt General Obligation Notes & Bonds                                       18,261,537
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (d) (68.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,440,000   Citigroup Global Markets ROC Trust II-R - Series 402
              Connecticut State HFA (Housing Mortgage Finance Program)
              Series E-2 (e)                                                    11/15/33     0.57%    $2,440,000    VMIG-1
  1,100,000   Commonwealth of Puerto Rico Public Improvement Refunding
              Bonds - Series 2007 A-8
              LOC Wachovia Bank, N.A.                                           07/01/34     0.30      1,100,000    VMIG-1    A-1+
  3,860,000   Connecticut Development Authority
              (Pierce Memorial Baptist Home, Inc. Project)-1999 Refunding Series
              LOC Bank of America, N.A.                                         10/01/28     0.28      3,860,000              A-1+
  1,000,000   Connecticut Development Authority PCRB (Central
              Vermont Public Service Corporation Project) - Series 1985
              LOC RBS Citizens                                                  12/01/15     0.85      1,000,000              A-1+
--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity    Interest    Value               Standard
   Amount                                                                        Date         Rate     (Note 1)    Moody's  & Poor's
   ------                                                                        ----         ----     --------    -------  --------

Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Connecticut Development Authority Water Facilites Refunding RB
              (The Connecticut Water Company Project) -  Series 2004B
              LOC Citizens Bank                                                 09/01/28     0.52%    $  500,000              A-1
  1,130,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998
              LOC Wachovia Bank, N.A.                                           06/01/18     0.67      1,130,000    P-1       A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated) - Series 1984
              LOC RBS Citizens                                                  12/01/14     0.52        500,000              A-1+
  2,300,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              (Partnership Project) - Series 1993 (e)
              LOC Bank of Montreal                                              08/01/23     0.61      2,300,000    VMIG-1    A-1+
    100,000   Connecticut State HEFA RB (Bradley Health Care Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/29     0.30        100,000    VMIG-1
  2,815,000   Connecticut State HEFA RB
              (Eastern Connecticut Health Network Project) - Series B
              LOC Comerica Bank                                                 07/01/34     0.55      2,815,000    VMIG-1    A-1+
  2,000,000   Connecticut State HEFA RB (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/37     0.40      2,000,000              A-1+
  3,200,000   Connecticut State HEFA RB (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N. A.                                               07/01/24     0.80      3,200,000    VMIG-1    A-1
    200,000   Connecticut State HEFA RB
              (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30     0.50        200,000    VMIG-1
  2,215,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     0.40      2,215,000              A-1+
  2,500,000   Connecticut State HEFA RB (The Hotchkiss School) - Series A       07/01/30     0.18      2,500,000    VMIG-1    A-1+
  1,400,000   Connecticut State HEFA RB (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     0.47      1,400,000              A-1+
  1,400,000   Development Authority of Appling County, GA  PCRB
              (Georgia Power Company
              Plant Hatch Project) - Second Series 2001(e)                      12/01/18     0.70      1,400,000    VMIG-1
    600,000   Gainesville and Hall County Development Authority, GA
              Senior Living Facility RB
              (Lanier Village Estate, Inc. Project) - Series 2003C
              Secured by Acts Retirement life Coummunities, Inc. Obligated Group.
              LOC Allied Irish Bank                                             11/15/30     0.85        600,000              A-1



--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2009

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity    Interest    Value               Standard
   Amount                                                                        Date         Rate     (Note 1)    Moody's  & Poor's
   ------                                                                        ----         ----     --------    -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Miami-Dade County, FL IDA Solid Waste Disposal Revenue Refunding
              Bonds (Florida Power & Light Company Project) - Series 2003 (e)   02/01/23  0.72%     $  1,000,000    VMIG-1
  1,000,000   Nashville & Davidson County, TN HEFA Board of the Metropolitan
              Government MHRB (Wedgewood Towers Project) - Series 2004A (e)
              LOC Amsouth Bank, N.A.                                            06/01/34     1.80      1,000,000    P-1       A-1
  3,328,000   Northeast Tax-Exempt Bond Grantor Trust State of Connecticut,
              Town of Plainville, Connecticut Tax Increment Special RB
              (Connecticut Commons at Plainville) - Series 2002
              LOC Bank of America, N.A.                                         04/01/19     1.90      3,328,000              A-1+
    500,000   Orange County, FL Educational Facilities Authority RB
              (Rollins College Project) - Series 2001
              LOC Bank of America, N. A.                                        05/01/31     0.47        500,000    VMIG-1
    500,000   State of Connecticut GO - Series 1997B                            05/15/14     0.20        500,000    VMIG-1    A-1+
  4,000,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-1
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.20      4,000,000    VMIG-1    A-1+
    700,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.25        700,000    VMIG-1    A-1+
    250,000   State of Connecticut HEFA RB
              (Charlotte Hungerford Hospital Issue) - Series C
              LOC Bank of America, N.A.                                         07/01/13     0.40        250,000    VMIG-1
  3,230,000   State of Connecticut HEFA RB (Danbury Hospital Issue) - Series J
              LOC Wachovia Bank, N.A.                                           07/01/36     0.47      3,230,000              A-1+
    150,000   State of Connecticut HEFA RB (Pomfret School Issue) - Series A
              LOC Bank of America, N.A.                                         07/01/24     0.40        150,000    VMIG-1
  2,500,000   State of Connecticut HEFA RB
              (Saint Francis Hospital and Medical Center Issue) - Series F
              LOC JPMorgan Chase Bank, N.A.                                     07/01/47     0.60      2,500,000    VMIG-1
  4,400,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-1 07/01/36     0.40      4,400,000    VMIG-1    A-1+
    300,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-2 07/01/36     0.40        300,000    VMIG-1    A-1+
    500,000   State of Connecticut HEFA RB (Yale University Issue) - Series Y-2 07/01/35     0.40        500,000    VMIG-1    A-1+
    790,000   State of Connecticut HEFA RB (Yale University Issue) - Series Y-3 07/01/35     0.40        790,000    VMIG-1    A-1+
    300,000   The City of New York GO - Fiscal 2004 Series H Sub-series H-7
              LOC KBC Bank, N.A.                                                03/01/34     0.30        300,000    VMIG-1    A-1
    735,000   The New Canaan, CT Housing Authority RB
              (The Village at Waveny Care Center Project) - Series 2002
              LOC Bank of America, N.A                                          01/01/22     0.30        735,000              A-1+
--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity    Interest    Value               Standard
   Amount                                                                        Date         Rate     (Note 1)    Moody's  & Poor's
   ------                                                                        ----         ----     --------    -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Utah Housing Corporation
              Single Family Mortgage Bonds - Series 2003C (e)                   07/01/34     1.40%  $  3,000,000    VMIG-1    A-1+
  1,500,000   Washington State Housing Finance Commission Nonprofit Housing RB
              (Mirabella Project)- Series 2006A
              LOC HSH Nordbank, NA                                              03/01/36     0.95      1,500,000              A-1
-----------                                                                                         ------------
 57,943,000   Total Tax Exempt Variable Rate Demand Instruments                                       57,943,000
-----------                                                                                         ------------
              Total Investments (105.34%) (Cost $88,754,537+)                                        $88,754,537
              Liabilities in excess of cash and other assets (-5.34%)                                 (4,500,905)
                                                                                                    ------------
              Net Assets (100.00%)                                                                   $84,253,632
                                                                                                    ============

             + Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and, as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's investment manager has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e)  Security subject to alternative minimum tax.

KEY:
     BAN     =  Bond Anticipation Note                               PCRB   =   Pollution Control Revenue Bonds
     GO      =  General Obligation                                   LOC    =   Letter of Credit
     HEFA    =  Health and Education Facilities Authority            MHRB   =   Multi-Family Housing Revenue Bonds
     HFA     =  Housing Finance Authority                            RB     =   Revenue Bond
     IDA     =  Industrial Development Authority                     ROC    =   Reset Option Certificates
     IDRB    =  Industrial Development Revenue Bond                  TRAN   =   Tax and Revenue Anticipation Notes

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
JANUARY 31, 2009

================================================================================

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

------------------------------------------------------------------
          States                 Value          % of Portfolio
------------------------------------------------------------------
  Connecticut                 $70,840,113             79.82%
  Florida                       1,500,000              1.69
  Georgia                       2,000,000              2.25
  New York                        300,000              0.34
  Puerto Rico                   8,614,424              9.70
  Tennessee                     1,000,000              1.13
  Utah                          3,000,000              3.38
  Washington                    1,500,000              1.69
------------------------------------------------------------------
  Total                       $88,754,537            100.00%
------------------------------------------------------------------

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY DATE
------------------------------------------------------------------
  Securities Maturing in         Value          % of Portfolio
------------------------------------------------------------------
  Less than 31 days           $65,943,000             74.30%
  31 through 60                 6,550,000              7.38
  61 through 90                 2,000,000              2.25
  91 through 120                      -0-              0.00
  121 through 180              10,876,398             12.26
  Over 180 days                 3,385,139              3.81
------------------------------------------------------------------
  Total                       $88,754,537            100.00%
------------------------------------------------------------------

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2009

================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)..................................    $    88,754,537
   Accrued interest receivable............................................................            310,526
   Prepaid expenses.......................................................................             13,213
                                                                                              ---------------
         Total assets.....................................................................         89,078,276
                                                                                              ---------------
LIABILITIES:

   Payable to affiliates (Note 2).........................................................             39,520
   Due to Custodian.......................................................................          2,672,238
   Payable for securities purchased ......................................................          2,014,880
   Accrued expenses.......................................................................             81,677
   Dividends payable......................................................................                962
   Capital gain payable...................................................................             15,269
   Other payable..........................................................................                 98
                                                                                              ---------------
         Total liabilities................................................................          4,824,644
                                                                                              ---------------
   Net assets.............................................................................    $    84,253,632
                                                                                              ===============
SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 5)................................    $    84,253,632
                                                                                              ---------------
   Net assets.............................................................................    $    84,253,632
                                                                                              ===============

Net asset value, per share (Note 5):
Class Name                                           Net Assets         Shares Outstanding       Net Asset Value
Class A Shares..............................        $69,255,567             69,269,437                 $1.00
Class B Shares..............................        $14,998,065             15,001,069                 $1.00




--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2009

================================================================================

INVESTMENT INCOME
Income:
  Interest...................................................................................$       1,665,482
                                                                                             -----------------
Expenses: (Note 2)
   Investment management fee.................................................................          241,392
   Administration fee........................................................................          168,974
   Shareholder servicing fee (Class A shares)................................................          127,060
   Custodian expenses........................................................................            7,320
   Shareholder servicing and related shareholder expenses+...................................           65,509
   Legal, compliance and filing fees.........................................................           58,039
   Audit and accounting......................................................................           85,662
   Directors' fees and expenses..............................................................           15,679
   Other.....................................................................................           14,223
                                                                                             -----------------
       Total expenses........................................................................          783,858
       Less: Expenses paid indirectly (Note 4) ..............................................            (919)
             Fees waived (Note 2)............................................................           (7,539)
                                                                                             -----------------
       Net expenses..........................................................................          775,400
                                                                                             -----------------
   Net investment income.....................................................................          890,082

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................           21,953
                                                                                             -----------------
Increase in net assets from operations.......................................................$         912,035
                                                                                             =================

+    Includes class specific transfer agency expenses of $31,426 and $8,399 for Class A and Class B, respectively.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2009 AND 2008

================================================================================

                                                                               2009                        2008
                                                                        ----------------           -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................        $        890,082           $       2,194,732
     Net realized gain (loss) on investments....................                  21,953                      29,325
                                                                        ----------------           -----------------
     Increase in net assets from operations.....................                 912,035                   2,224,057

Dividends to shareholders from net investment income*:
     Class A shares.............................................                (671,600)                 (1,564,296)
     Class B shares.............................................                (218,482)                   (628,295)
     JPMorgan Select shares.....................................                     -0-                      (2,141)
                                                                        ----------------           -----------------
     Total dividends to shareholders............................                (890,082)                 (2,194,732)

Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                 (24,183)                     (2,658)
     Class B shares.............................................                  (5,220)                       (851)
                                                                        ----------------           -----------------
     Total distributions to shareholders........................                 (29,403)                     (3,509)

Capital share transactions (Note 5):
     Class A shares.............................................               4,174,270                   8,466,929
     Class B shares.............................................              (5,736,906)                   (700,868)
     JPMorgan Select shares.....................................                     -0-                    (261,863)
                                                                        ----------------           -----------------
     Total capital share transactions...........................              (1,562,636)                  7,504,198
                                                                        ----------------           -----------------
Total increase (decrease).......................................              (1,570,086)                  7,530,014
Net assets:
     Beginning of year..........................................              85,823,718                  78,293,704
                                                                        ----------------           -----------------
     End of year................................................        $     84,253,632           $      85,823,718
                                                                        ================           =================
Undistributed net investment income.............................        $            -0-           $             -0-
                                                                        ================           =================

* Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short term, tax-exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has two classes of stock authorized, Class A and Class B shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Securities Transactions and Investment Income -
     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     d) Dividends and Distributions -
     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     e) Accounting Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (continued)

     f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     g) Allocation of Income and Expenses -
     The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the years ended January 31, 2009 and 2008, class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

     h)  Risks -
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

     In a low interest rate environment, such as the environment that existed at January 31, 2009, Reich & Tang Asset Management LLC ("the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

As of January 31, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                        Affiliate                   Amount
     --------                        ---------                   -------
   Management fee                    Manager                 $    20,875
   Administration fee                Manager                      14,613
   Shareholder servicing fee         Distributor                     609
   Transfer Agency fee               Reich & Tang Services, Inc.
                                     (the "TA")                    3,423
                                                             -----------
         Total                                               $    39,520
                                                             ===========

For the year ended January 31, 2009 the Distributor voluntarily waived the following fees:

   Shareholder servicing fees - Class A ..................   $     7,539
                                                             ===========

The Distributor has no right to recoup prior waivers. Included in the above amounts were waivers to maintain a minimum, non-negative yield as follows:
Shareholder servicing fees - Class A $7,539.

Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. For the year ended January 31, 2009 these fees amounted to:

                                                   Amount           Net Rate
                                                 ---------          --------
 Class A shares.............................     $  31,770            0.05%
 Class B Shares.............................         8,477            0.05%
                                                 ---------
 Total Transfer Agency Fees.................     $  40,247
                                                 =========

As of January 31, 2009, no Directors or Officers had investments in the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended January 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses.

   Purchases.......................................         $ 52,088,000
   Sales...........................................           39,663,000
     Gain/(Loss)...................................                  -0-

4. Compensating Balance Arrangement and Other Transactions

The Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit will be offset against the Fund's safekeeping fees which are included as part of the custodian expenses:

For the year ended January 31, 2009, expense offsets for the Fund were as follows:

   Custodian expenses.....................................   $      919
                                                             ==========


5. Capital Stock

At January 31, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year Ended                           Year Ended
                                                    January 31, 2009                     January 31, 2008
                                                    ----------------                     -----------------

Class A Shares                                Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      --------------    -------------
Sold......................................$    290,463,016      290,463,016      $  447,943,984      447,943,984
Issued on reinvestment of dividends.......         621,499          621,499           1,203,246        1,203,246
Redeemed..................................    (286,911,166)    (286,911,166)       (440,680,301)    (440,680,301)
Additional paid-in-capital*...............             921              -0-                 -0-             -0-
                                          ----------------   --------------      --------------    -------------
     Net increase (decrease).............. $    4,174,270         4,173,349      $    8,466,929        8,466,929
                                          ================   ==============      ==============    =============
Class B Shares                                Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      --------------    -------------
Sold......................................$     24,703,140       24,703,140      $   51,899,044       51,899,044
Issued on reinvestment of dividends.......         236,559          236,559             636,364          636,364
Redeemed..................................     (30,677,121)     (30,677,121)        (53,236,276)     (53,236,276)
Additional paid-in-capital*...............             516              -0-                 -0-              -0-
                                          ----------------   --------------      --------------    -------------
     Net increase (decrease).............. $    (5,736,906)      (5,737,422)     $     (700,868)        (700,868)
                                          ================   ==============      ==============    =============

*  During the fiscal year ended January 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

5. Capital Stock (continued)

                                                       Year Ended                           Year Ended
                                                    January 31, 2009                     January 31, 2008
                                                    ----------------                     -----------------
JPMorgan Select Shares                        Net Assets          Shares           Net Assets          Shares
----------------------                    ----------------   --------------      --------------    -------------
Sold......................................$            -0-              -0-      $       11,439           11,439
Issued on reinvestment of dividends.......             -0-              -0-               2,444            2,444
Redeemed..................................             -0-              -0-            (275,746)        (275,746)
                                          ----------------   --------------      --------------    -------------
     Net increase (decrease).............. $           -0-              -0-      $     (261,863)        (261,863)
                                          ================   ==============      ==============    =============

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 57% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution. At January 31, 2009, in the opinion of the Manager, the Fund had no significant concentrations of holdings with letters of credit from one or more financial institutions.

7. Tax Information

The tax character of all distributions paid during the years ended January 31, 2009 and 2008 was as follows:

                                                             2009                             2008
                                                         --------------                  ---------------
     Tax-exempt income...............................       $ 890,082                      $ 2,194,732
     Ordinary income.................................          24,363                              504
     Long-term capital gain..........................           5,040                            3,005

At January 31, 2009, the Fund had $962 of tax-exempt distributable earnings, distributable ordinary earnings of $12,652 and undistributed capital gains for income tax purposes of $15,269.

As of and during the year ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions, and did not incur any interest or penalties. Each of the tax years in the four year period ended January 31, 2009 remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including, but not limited to an ongoing analysis of tax laws, regulations, and interpretations thereof.

8. Tax Components of Net Assets

As of January 31, 2009, the components of net assets on a tax basis were as follows:

    Capital Stock....................................   $    84,253,632
    Undistributed tax-exempt income..................               -0-
    Capital Loss Carry forward.......................               -0-
    Temporary book/tax difference....................               -0-
                                                        ----------------
    Net assets.......................................   $    84,253,632
                                                        ================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

9. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of January 31, 2009:

Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs         88,754,537
Level 3 - Significant Unobservable Inputs                    -0-
                                                   -------------
Total                                              $  88,754,537
                                                   =============

For the year ended January 31, 2009, there were no Level 1 or 3 investments.

10. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 75,917,427. This expense is borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
11. Financial Highlights

                                                                Years Ended January 31,
                                             -------------------------------------------------------------
Class A shares                                 2009         2008         2007         2006         2005
--------------                              ---------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...............        0.011        0.026        0.025        0.015        0.003
    Net realized and unrealized gain (loss)
      on investments....................        0.000        0.000        0.000        0.000         --
                                            ---------     --------     --------     --------     --------
Total from investment operations........        0.011        0.026        0.025        0.015        0.003
Less distributions from:
    Dividends from net investment income       (0.011)      (0.026)      (0.025)      (0.015)      (0.003)
    Net realized gains on investments...        0.000        0.000        0.000        0.000         --
                                            ---------     --------     --------     --------     --------
Total Distributions.....................       (0.011)      (0.026)      (0.025)      (0.015)      (0.003)
                                            ---------     --------     --------     --------     --------
Net asset value, end of year............    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =========     ========     ========     ========     ========
Total Return............................        1.11%        2.61%        2.48%        1.54%        0.33%
Ratios/Supplemental Data
Net assets, end of year (000's).........    $  69,256     $ 65,088     $ 56,603    $  60,992    $  70,077
Ratios to average net assets:
  Expenses (net of fees waived) (a) ....        1.00%        1.00%        0.98%        0.93%        0.93%
  Net investment income.................        1.06%        2.55%        2.42%        1.51%        0.32%
  Management & Administration fees waived        --           --          0.15%         --           --
  Shareholder servicing fees waived.....        0.01%         --           --           --          0.01%
  Expenses paid indirectly..............        0.00%        0.00%        0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

11. Financial Highlights (continued)

                                                                Years Ended January 31,
                                             -------------------------------------------------------------
Class B shares                                 2009         2008         2007         2006         2005
--------------                              ---------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...............        0.013        0.028        0.027        0.017        0.005
    Net realized and unrealized gain (loss)
      on investments....................        0.000        0.000        0.000        0.000         --
                                            ---------     --------     --------     --------     --------
Total from investment operations........        0.013        0.028        0.027        0.017        0.005
Less distributions from:
    Dividends from net investment income       (0.013)      (0.028)      (0.027)      (0.017)      (0.005)
    Net realized gains on investments...        0.000        0.000        0.000        0.000         --
                                            ---------     --------     --------     --------     --------
Total Distributions.....................       (0.013)      (0.028)      (0.027)      (0.017)      (0.005)
                                            ---------     --------     --------     --------     --------
Net asset value, end of year............    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =========     ========     ========     ========     ========
Total Return............................        1.30%        2.81%        2.69%        1.75%        0.52%
Ratios/Supplemental Data
Net assets, end of year (000's).........    $  14,998     $ 20,736     $ 21,429    $  25,192    $  25,482
Ratios to average net assets:
  Expenses (net of fees waived) (a) ....        0.82%        0.80%        0.78%        0.73%        0.74%
  Net investment income.................        1.29%        2.78%        2.62%        1.73%        0.54%
  Management & Administration fees waived        --           --          0.15%         --           --
  Expenses paid indirectly..............        0.00%        0.00%        0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

To the Board of Directors and Shareholders of Connecticut Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
March 24, 2009
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG TERM CAPITAL GAIN/TAX-EXEMPT INCOME DISTRIBUTION

On January 29, 2009, the Fund paid a long-term capital gain distribution of $0.000059542 per share and ordinary income distribution of $0.000287861 per share. The Fund paid tax-exempt distributions in the amount of $890,082 during the year ended January 31, 2009.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On December 11, 2008, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contract, the Board considered the following factors:

     1)  The nature, extent and quality of services provided by the Manager.

The Independent Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Independent Directors noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Independent Directors regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Independent Directors also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Independent Directors evaluated these factors based on its direct experience with the Manager and in consultation with counsel to the Independent Directors and Corporation counsel. The Independent Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Independent Directors reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on its experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Independent Directors; and (iv) the Manager had kept the Independent Directors apprised of developments relating to the Corporation and the industry in general. The Independent Directors also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Independent Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================




INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)


     2)  The performance of the Corporation and the Manager.

The Independent Directors reviewed the investment performance of the Corporation, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended September 30, 2008. The Performance Peer Groups were comprised of: (i) the Corporation and four other Connecticut tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and two other retail Connecticut tax-exempt money market funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other Connecticut tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Independent Directors that it does not advise or subadvise: (i) other funds with a similar investment policy to the Corporation's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Independent Directors used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Independent Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In reviewing the Corporation's performance, the Independent Directors noted that the Corporation has generally performed in the middle to lower end of the range as compared to its Performance Peer Groups. The Board noted that the difference between the best and worst performing Funds in the Performance Peer Groups for all time periods was small and that the difference in the performance of the Corporation and the best performing funds in the Performance Peer Groups was in many cases even smaller. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors. The Board discussed performance with the Manager and the importance of the Manager's conservative investment strategy.

In connection with its assessment of the overall performance of the Manager, the Independent Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Independent Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating
Organizations. The Independent Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation.

In connection with the Independent Directors' consideration of the level of the management fee, they considered a number of factors. The Independent Directors compared the level of the management fee for the Corporation and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of: (i) the Corporation and four other Connecticut tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and two other Connecticut tax-exempt money market funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other no-load Connecticut tax-exempt money market funds in the Lipper universe (excluding outliers). The Independent Directors also considered comparative total fund expenses of the Corporation and the Expense Peer Groups. The Independent Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Independent Directors also viewed the Expense

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation.(continued)

Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. The Board noted that the contract rates of the Corporation's management fee and combined fees (management and administrative) were generally at the higher range of the Expense Peer Groups. The Manager further discussed the differences between the Corporation and some of the comparable funds provided, noting that investment advisors for certain of the comparable funds manage in-house money. In assessing this information, the Independent Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Independent Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Independent Directors concluded that the level of the management fee was reasonable in light of these factors.

The Independent Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Independent Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2007. The Independent Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Independent Directors and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Independent Directors concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.

4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

With respect to the Independent Directors' consideration of economies of scale, they discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Independent Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Independent Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there were significant asset growth in the future, they determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)   Other Factors.

In addition to the above factors, the Independent Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that they deemed relevant. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of independent counsel in making this determination.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                          January 31, 2009(1)
-------------------------------------------------------------------------------------------------------------------------
   Name, Address(2),  Position(s)     Term of         Principal Occupation(s)           Number of          Other
        and Age        Held with    Office and              During Past               Portfolios in     Directorships
                         Fund        Length of                5 Years                  Fund Complex        held by
                                   Time Served(3)                                       Overseen by        Director
                                                                                         Director
-------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
-------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden,     Director   Since 2006    Corporate Director/Trustee for      Director/Trustee    Director/Trustee
 Age 67                                         Annuity & Life Re (Holdings)        of eight portfolios for Annuity &
                                                Ltd., Boss Group, Ltd.,                                 Life Re
                                                Homeowners of American Holding                          (Holdings) Ltd.,
                                                Corporation, Homeowners of                              Boss Group, Ltd.,
                                                America Insurance Company and AIM                       Homeowners of
                                                Funds.                                                  America Holding
                                                                                                        Corporation, AIM
                                                                                                        Funds and
                                                                                                        CompuDyne
                                                                                                        Corporation.
-------------------------------------------------------------------------------------------------------------------------
 Carl Frischling,      Director   Since 2006    Partner of Kramer Levin Naftalis    Director/Trustee    Director of AIM
 Esq.,                                          & Frankel LLP (a law firm) with     of eight portfolios Funds.
 Age 71                                         which he has been associated with
                                                since 1994.
-------------------------------------------------------------------------------------------------------------------------
 Edward A.             Director   Since 2006    Certified Public Accountant and     Director/Trustee    Trustee of the
 Kuczmarski,                                    Partner of Hays & Company LLP       of ten portfolios   Empire Builder
 Age 59                                         since 1980.                                             Tax Free Bond Fund
                                                                                                        and Director of
                                                                                                        ISI Funds.
-------------------------------------------------------------------------------------------------------------------------
 William Lerner,       Director   Since 2006    Self-employed consultant to         Director/Trustee    Director of MTM
 Esq.,                                          business entities and               of eight portfolios Technologies, Inc.
 Age 72                                         entrepreneurs for corporate
                                                governance and corporate
                                                secretarial services.
-------------------------------------------------------------------------------------------------------------------------
 Dr. W. Giles          Director   Since 1987    Professor Emeritus of Business      Director/Trustee    None
 Mellon,                                        Administration in the Graduate      of nine
 Age 77                                         School of Management, Rutgers       portfolios
                                                University with which he has been
                                                associated with since 1966.
-------------------------------------------------------------------------------------------------------------------------
 James L. Schultz,     Director   Since 2006    Self-employed as a consultant.      Director/Trustee    Director of
 Age 71                                                                             of eight            Computer
                                                                                    portfolios          Research, Inc.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                          Directors and Officers Information (continued)
                                                       January 31, 2009(1)
-----------------------------------------------------------------------------------------------------------------------------
   Name, Address(2), Position(s)     Term of         Principal Occupation(s)                 Number of             Other
        and Age       Held with    Office and              During Past                     Portfolios in        Directorships
                         Fund        Length of                5 Years                       Fund Complex           held by
                                   Time Served(3)                                            Overseen by           Director
                                                                                              Director
-----------------------------------------------------------------------------------------------------------------------------
Disinterested Directors (continued):
-----------------------------------------------------------------------------------------------------------------------------
 Robert Straniere,    Director     Since 1987     Owner, Straniere Law Firm since 1980, NYS Director/Truste    Director of
 Esq., Age 67                                     Assemblyman from 1981 to 2004. Partner,   of nine portfolios Sparx Japan
                                                  Hantor-Davidoff law firm since May, 2006.                    Funds
                                                  Partner, Gotham Global Group since June,
                                                  2005. President, NYC Hot Dog Co., since
                                                  November, 2005. Counsel at Fisher &
                                                  Fisher from 1995 to 2006.
-----------------------------------------------------------------------------------------------------------------------------
 Dr. Yung Wong,       Director     Since 1987     Managing Director of Abacus Associates,   Director/Truste    Director of
 Age 70                                           an investment firm, since 1996.           of nine portfolios KOAH, Inc.,
                                                                                                               Director of
                                                                                                               the Senior
                                                                                                               Network and
                                                                                                               Director of
                                                                                                               Terion, Inc.
-----------------------------------------------------------------------------------------------------------------------------


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                            Directors and Officers Information (continued)
                                                          January 31, 2009(1)
-------------------------------------------------------------------------------------------------------------------------
    Name, Address(2),  Position(s)     Term of         Principal Occupation(s)            Number of          Other
        and Age        Held with    Office and              During Past                 Portfolios in     Directorships
                         Fund        Length of                5 Years                   Fund Complex        held by
                                   Time Served(3)                                        Overseen by        Director
                                                                                          Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,     Director(4)   Since 1994    President and Chief Executive Officer of  Director/Trustee      None
Age 55                                          Reich & Tang Asset Management, LLC        of nine portfolios
                    President    1994 to 2007   ("RTAM, LLC"), a registered Investment
                    and Director                Advisor and Chief Investment Officer of
                                                the Mutual Funds Division of RTAM, LLC.
                                                Mr. Duff has been associated with RTAM,
                                                LLC since 1994.  Mr. Duff is also
                                                Director/Trustee of five other funds in
                                                the Reich & Tang Fund Complex. Prior to
                                                December 2007 Mr. Duff was President of
                                                the Fund and President of eight other
                                                funds in the Reich & Tang Fund Complex,
                                                Principal Executive Officer of Delafield
                                                Fund, Inc., and President and Chief
                                                Executive Officer of Tax Exempt Proceeds
                                                Fund, Inc. Mr. Duff also serves as a
                                                Director of Reich & Tang Services, Inc.
                                                and Director, Chief Executive Officer
                                                and President of Reich & Tang
                                                Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Michael P. Lydon,   President     Since 2007    Executive Vice President of RTAM, LLC     Director/Trustee      None
Age 45              and Director                and President and Chief Executive         of eight portfolios
                                                Officer of the Mutual Funds division of
                                                RTAM, LLC.   Associated with RTAM, LLC
                                                since January 2005.  Mr. Lydon was Vice
                                                President at Automatic Data Processing
                                                from July 2000 to December 2004.  Mr.
                                                Lydon is also President and
                                                Director/Trustee of four other funds in
                                                the Reich & Tang Fund Complex,
                    Vice          2005 - 2007   President to New York Daily Tax Free
                    President                   Income Fund, Inc., Principal Executive
                                                Officer of Delafield Fund, Inc., and
                                                President and Chief Executive Officer
                                                of Tax Exempt Proceeds Fund, Inc.  Mr.
                                                Lydon also serves as President, Chief
                                                Executive Officer and Director for
                                                Reich & Tang Services, Inc. and
                                                Executive Vice President, Chief
                                                Operations Officer and Director of R&T
                                                Distributors Inc. Prior to 2007, Mr.
                                                Lydon was Vice President of eleven
                                                other Funds in the Reich & Tang Fund
                                                Complex.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



                                             Directors and Officers Information (continued)
                                                           January 31, 2009(1)
-------------------------------------------------------------------------------------------------------------------------
   Name, Address(2),  Position(s)     Term of         Principal Occupation(s)              Number of          Other
        and Age        Held with    Office and              During Past                   Portfolios in     Directorships
                         Fund        Length of                5 Years                    Fund Complex        held by
                                  Time Served(3)                                           Overseen by        Director
                                                                                           Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued):
-------------------------------------------------------------------------------------------------------------------------
Mia Bottarini,       Vice          Since 2008     Vice President of RTAM LLC. Ms.                N/A           N/A
Age 42               President                    Bottarini is also Vice President and
                     and                          Assistant Treasurer of seven other funds
                     Assistant                    in the Reich & Tang Complex. Ms.
                     Treasurer                    Bottarini has been associated with RTAM
                                                  LLC and its predecessors since June 1984.
-------------------------------------------------------------------------------------------------------------------------
Christopher Chief    Since 2007                   Senior Vice President, Chief                   N/A           N/A
Brancazio            Compliance                   Compliance Officer, Secretary and AML
Age 43               Officer                      Officer of RTAM, LLC since September
                     and AML                      2007. Mr. Brancazio is also Chief
                     Officer                      Compliance Officer of seven other
                                                  funds in the Reich & Tang Fund
                                                  Complex.  From February 2007 to August
                                                  2007, Mr. Brancazio was a Compliance
                                                  Officer at Bank of New York Asset
                                                  Management.  From March 2002 to
                                                  February 2007 Mr. Brancazio served as
                                                  Vice President, Chief Compliance
                                                  Officer, and AML Officer of Trainer
                                                  Wortham & Co. Inc., and the Trainer
                                                  Wortham Mutual Funds.  Mr. Brancazio
                                                  also serves as Senior Vice President,
                                                  Chief Compliance Officer and AML
                                                  Officer of Reich & Tang Services, Inc.
                                                  and Reich & Tang Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,  Vice          Since 2005     Chief Financial Officer and Executive          N/A           N/A
Age 52               President                    Vice President of RTAM LLC.  Associated
                                                  with RTAM, LLC since 1990.  Mr. De
                     Treasurer                    Sanctis is Vice President of seven other
                     and          1993 to 2004    funds in the Reich & Tang Fund Complex,
                     Assistant                    and serves as Executive Vice President
                     Secretary                    and Chief Financial Officer of Reich &
                                                  Tang Services, Inc. and Reich & Tang
                                                  Distributors, Inc.  Prior to December
                                                  2004, Mr. De Sanctis was Treasurer and
                                                  Assistant Secretary of eleven funds in
                                                  the Reich & Tang Fund Complex and Vice
                                                  President, Treasurer and Assistant
                                                  Secretary of Cortland Trust, Inc.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                             Directors and Officers Information (continued)
                                                           January 31, 2009(1)
-------------------------------------------------------------------------------------------------------------------------
   Name, Address(2), Position(s)     Term of         Principal Occupation(s)              Number of          Other
        and Age       Held with    Office and              During Past                  Portfolios in     Directorships
                        Fund        Length of                5 Years                     Fund Complex        held by
                                  Time Served(3)                                          Overseen by        Director
                                                                                           Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued):
-------------------------------------------------------------------------------------------------------------------------
Chris Gill,         Vice          Since 2008    Senior Vice President of RTAM LLC. Mr.         N/A             N/A
Age 44              President                   Gill has been associated with RTAM LLC
                                                and its predecessor since February
                                                1994. Mr. Gill is also Vice President
                                                of seven other funds in the Reich &
                                                Tang Complex. Mr. Gill is also a Senior
                                                Vice President and Director of Reich &
                                                Tang Services, Inc.
-------------------------------------------------------------------------------------------------------------------------
Joseph Jerkovich,   Treasurer     Since 2008    Senior Vice President and Chief                N/A             N/A
Age 40              and                         Financial Officer of RTAM, LLC and of
                    Assistant                   Reich & Tang Services, Inc.  Associated
                    Secretary                   with RTAM, LLC since September 2004.
                                                Mr. Jerkovich is Treasurer and Assistant
                    Vice         2007 to 2008   Secretary of seven other funds in the
                    President                   Reich & Tang Fund Complex.  From 2007 to
                                                2008 Mr. Jerkovich was Vice President of
                                                eight Funds in the Reich & Tang Fund
                                                Complex.  Mr. Jerkovich was Vice
                                                President and Chief Investment Officer
                                                at Winklevoss Consulting from May 2002
                                                to June 2004.  Mr. Jerkovich is also
                                                Senior Vice President and Controller of
                                                Reich & Tang Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Christine Manna,    Secretary     Since 2007    Vice President and Secretary of RTAM,          N/A             N/A
Age 38                                          LLC. Ms. Manna is also Secretary of
                                                seven other funds in the Reich & Tang
                                                Complex. Ms. Manna has been associated
                                                with RTAM, LLC and its predecessors
                                                since June 1995. Ms. Manna is also a
                                                Vice President and Assistant Secretary
                                                of Reich & Tang Services, Inc. and
                                                Reich & Tang Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================




                                             Directors and Officers Information (continued)
                                                           January 31, 2009(1)
-------------------------------------------------------------------------------------------------------------------------
   Name, Address(2), Position(s)     Term of         Principal Occupation(s)                  Number of          Other
        and Age      Held with    Office and              During Past                       Portfolios in     Directorships
                        Fund        Length of                5 Years                        Fund Complex        held by
                                  Time Served(3)                                             Overseen by        Director
                                                                                              Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued):
-------------------------------------------------------------------------------------------------------------------------
Robert Rickard,         Vice        Since 2007     Senior Vice President of RTAM LLC.              N/A            N/A
Age 39               President                     Associated with RTAM, LLC since December
                                                   1991. Mr. Rickard is also Vice President
                                                   of seven other funds in the Reich & Tang
                                                   Fund Complex.
-------------------------------------------------------------------------------------------------------------------------

(1) The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3) Each Director will hold office for an indefinite  term until the earliest of
(i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or
(ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with RTAM, LLC, the Fund's investment advisor.


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general information             CONNECTICUT
of the shareholders of the Fund. It is not                       DAILY
authorized for distribution to prospective investors             TAX FREE
in the Fund unless preceded or accompanied by an                 INCOME
effective prospectus, which includes information                 FUND, INC.
regarding the Fund's objectives and policies,
experience of its management, marketability of
shares, and other information.
------------------------------------------------------

Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                                 Annual Report
     600 Fifth Avenue                                           January 31, 2009
     New York, New York 10020


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CT1/09A

--------------------------------------------------------------------------------

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 5, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.


Item 4: Principal Accountant Fees and Services

                                FYE 1/31/2009                 FYE 1/31/2008

4(a) Audit Fees                 $32,000                       $31,000
                                ---------------               -------------
4(b) Audit Related Fees         $     0                       $     0
                                ---------------               -------------
4(c) Tax Fees                   $  4,350                      $ 4,000
                                ---------------               -------------
4(d) All Other Fees             $      0                      $     0
                                ---------------               -------------

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,350 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2009. $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2008.

Tax fees for the fiscal year-end January 31, 2009, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end January 31, 2008, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

                                /s/ Christine Manna
 By (Signature and Title)*_____________________________________________________
                                    Christine Manna, Secretary

Date: April 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date: April 8, 2009

                       /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                           Joseph Jerkovich, Treasurer and Assistant Secretary

Date: April 8, 2009

* Print the name and title of each signing officer under his or her signature.